Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2019
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC.
Entity Central Index Key	0000885409
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DBAXX